Equity (Details 1 - Textuals) R$ in Thousands			12 Months Ended
	Aug. 31, 2023 BRL (R$) shares	Feb. 27, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Equity
Shares delivered as payment for providing services			144,485	5,457
Issuance of shares as payment for providing services			R$ 3,281	R$ 412	R$ 1,031,355
Capital reserve
Equity
Issuance of shares as payment for providing services			R$ 3,281	R$ 411	R$ 0
Restricted share units | Class A common shares | “ILP 2” and “ILP3” | Capital reserve | Certain key management and key officers
Equity
Issuance of shares as payment for providing services	R$ 419
Restricted share units | Class A common shares | “ILP 2” and “ILP3” | Capital reserve | Certain key management
Equity
Shares delivered as payment for providing services | shares	109,395
Restricted share units | Class A common shares | “ILP 2” and “ILP3” | Capital reserve | Certain key officers
Equity
Shares delivered as payment for providing services | shares	3,888
Restricted share units | Class A common shares | “ILP 2” and “ILP3” | Capital reserve | Certain key officers and employees
Equity
Issuance of shares as payment for providing services		R$ 3,922